RiverSource®
RAVA 5 Access® Variable Annuity
(Offered for contract applications signed on or after June 22, 2020)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
Summary Prospectus for New Investors
May 1, 2026
This Summary Prospectus summarizes key features of the RAVA 5 Access variable annuity contract (the Contract), an individual flexible premium deferred combination fixed/variable annuity issued by RiverSource Life Insurance Co. of New York (“RVS Life of NY”, “we”, “us” and “our”). Before you invest, you should also review the prospectus for the Contract, which contains more information about the Contract’s features, benefits, and risks. You can find this document and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919, by sending an email request to riversourcesharholdercomms@ampf.com, or by calling your financial advisor.
You may cancel your contract within 10 days of receiving it without paying fees or penalties.
Upon cancellation, you will receive your Contract Value and will not be assessed any fees or penalties on that amount.  Alternatively, if state law requires, you will instead receive a refund of purchase payments and will not be assessed any fees or penalties.  You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 1

2 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Key Terms
These terms can help you understand details about your Contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Special DCA Fixed Account and contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed Account: Part of our general account which includes the Special DCA Fixed Account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the Contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all Contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Inherited Non-Qualified Stretch Annuity Contract: A specific form of non-qualified contract that is offered to beneficiaries for the purpose of taking post-death required distributions.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund a tax-deferred retirement plan that is subject to applicable federal law and any rules of the plan itself. Currently, we offer contracts only for Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code.
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Required Distribution: Under inherited nonqualified stretch annuities, the amount required to be distributed each year for the contract to satisfy Section 72(s)(2) of the Code as it relates to the decedent (the person whose death triggered the payment of death benefit proceeds applied to the contract).
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 3

Subaccount: A division of the Variable Account, each of which invests in one Fund.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service
Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable Account: Refers to the RiverSource of New York Variable Annuity Account, a Separate Account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

4 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
The contract described in this prospectus is available for limited purchases including certain qualified contracts, inherited nonqualified stretch annuities, and to accommodate certain 1035 exchanges of non-qualified contracts.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contract has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; Special DCA Fixed Account which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract (including any death benefit riders) will no longer be in force and the contract will terminate.
A list of investment options and additional information regarding each investment option available under the contract is provided in Appendix A – Investment Options Available Under the Contract.
The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the Special DCA Fixed Account. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuitization and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value (less any applicable charges) to an annuity payout plan that begins on the annuitization start date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or surrender the contract during the Income Phase.
All optional death benefits terminate after the annuitization start date.
Contract Features:
•
Death Benefits. If you die during the Accumulation Phase, we will pay a death benefit to your beneficiary or beneficiaries. The contract includes a standard death benefit at no additional charge. You may be able to elect (or may have elected) one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
•
Surrenders. You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. You also may establish automated partial surrenders. Surrenders may be subject to income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
•
Tax Treatment. You can transfer money between Subaccounts and the Fixed Account without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.
Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts. Special Dollar Cost Averaging (SDCA), only available for new purchase payments, allows the systematic transfer from the Special DCA Fixed Account to one or more eligible Subaccounts over a 6- or 12-month period.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 5

•
Income Guide. An optional service, available without charge, which provides reporting and monitoring of withdrawals you take from your contract (no longer available for new enrollments effective July 1, 2026).
•
Automated Partial Surrenders. An optional service allowing you to set up automated partial surrenders from the Special DCA Fixed Account or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

6 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Important Information You Should Consider About the Contract
	FEES, EXPENSES AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. The Contract does not have a surrender charge.			Charges and Adjustments – Surrender Charge for Fixed Annuity Payout Plans
Are There Transaction Charges?	No. We do not assess any transaction charges.
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.51%	2.32%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	0.35%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of average daily contract value in the Variable Account.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,337	Highest Annual Cost: $3,022
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 7

	RISKS	Location in Statutory Prospectus
Is This a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrenders may also be subject to taxes and tax penalties.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract
What Are the Risks Associated with Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any Fixed Account investment options) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life of NY, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks of Investing in the Contract The General Account
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the
annuitization start date, and once per contract year after the annuitization start date.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments
Are There Any Restrictions on Contract Benefits?	Yes. We may stop offering an optional benefit at any time for new sales.	Optional Benefits – Optional Death Benefits
TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes

8 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

	CONFLICTS OF INTEREST	Location in Statutory Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Should I Exchange My Contract?
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 9

Additional Information About Fees
The following tables describe the fees,  expenses and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract. State premium taxes also may be deducted.

Transaction Expenses

Surrender Charge for Fixed Annuity Payout Plans
(As a percentage of the present value of the remaining guaranteed payouts.)
Number of Completed Years Since Annuitization*	Surrender charge percentage
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expenses(1)
(As a percentage of average daily contract value in the variable account)
Standard Death Benefit	Maximum/Current: 0.95%
(1) Base Contract Expenses are called Mortality and Expense Risk Fees in the Contract and elsewhere in this prospectus.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of investment options available under the contract, including their annual expenses, may be found in Appendix A .

10 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Annual Fund Expenses(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.51	2.32
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. These examples assume that you select the optional ROPP rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$3,761	$11,326	$19,087	$39,384	$3,711	$11,276	$19,037	$39,334
Minimum Expenses. These examples assume that you have the Standard Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,547	$4,699	$8,075	$17,609	$1,497	$4,649	$8,025	$17,559
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 11

Buying the Contract
The RAVA 5 Access contract is available for limited purchases including certain qualified contracts, inherited nonqualified stretch annuities, and to accommodate certain 1035 exchanges of non-qualified contracts. You can buy a contract if you are 90 or younger on the date the contract is issued.
Purchase Payments
You must complete an application and send it along with your initial purchase payment to our Service Center. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations.
Under inherited nonqualified stretch annuities, all purchase payments must be received in the form of death benefit proceeds from a nonqualified annuity contract through a tax-free exchange pursuant to Section 1035 of the Code and the owner and annuitant must be the same individual.
You cannot own a qualified annuity or inherited nonqualified stretch annuity in joint tenancy.
Minimum initial purchase payments*
Qualified annuities	$2,000
Nonqualified annuities	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
According to Our current administrative practice, the Maximum Total Purchase Payments may be higher than shown above and may vary by age and contract year. Contact Your advisor or Our Service Center for the current Maximums.
*
If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**
These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***
Additional purchase payments are not allowed after the fifth contract year unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Limitations on Additional Purchase Payments
Under inherited nonqualified stretch annuities, additional purchase payments are not allowed after the first partial surrender, including Required Distributions. Additional purchase payments must be received in the form of death benefit proceeds from a nonqualified annuity contract through a tax-free exchange pursuant to Section 1035 of the Code from

12 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

the same decedent. We reserve the right to restrict any additional purchase payments that interfere with our ability to begin required distributions as required by applicable law. (see “Surrenders – Required Distributions for Inherited Nonqualified Stretch Annuities”).
Crediting Purchase Payments to Your Account
Initial Purchase Payments. If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
Subsequent Purchase Payments. We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 13

Making Withdrawals: Accessing the Money in Your Contract
You may surrender all or part of your contract at any time before the annuitization start date.
We may ask you to return the contract. You may have to pay a contract administrative charge (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except if you elect an annuity payout plan with guaranteed payouts.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional death benefits you have elected also will be reduced.
Required Distributions for Inherited Nonqualified Stretch Annuities
Required Distributions must be made from this contract as required and determined under Section 72(s)(2) of the Code and are considered surrenders. Required Distributions must be made at least annually and begin no later than one year after the date of death of the decedent (the person whose death triggered the payment of death benefit proceeds applied to the contract).
The initial Required Distribution will be based on the total purchase payments divided by your life expectancy. Future Required Distributions for each calendar year will be based on the previous year-end contract value divided by your life expectancy reduced by the number of calendar years since the first distribution. Your life expectancy is determined based on your age as of December 31st of the calendar year when the first partial surrender is taken using the Single Life Expectancy (Table I) in 1.401(a)(9)-9, Q&A-1 of the Income Tax Regulations, as amended.
We will process your Required Distribution according to our automated Required Distribution plan and our procedures that are currently in effect. We will calculate the amount of the required distribution each year and automatically distribute it (if you haven’t already surrendered enough that calendar year). The first annual distribution will process either seven calendar days prior to the first anniversary of the decedent’s date of death or on December 20 of the issue year, whichever occurs first. For contracts issued on or after December 20 in a calendar year, the first annual distribution will process on the next business day after the contract is issued. For all subsequent years, the distribution will process on December 20. If December 20 falls on a weekend, the distribution will process on the next business day.
You may take partial surrenders or a full surrender at any time. If you've already taken surrenders from your annuity in a calendar year, the amount of the automatic distribution will be reduced accordingly. If the total partial surrenders in a calendar year equal or exceed the Required Distribution, the automated Required Distribution will not process for that year.
We reserve the right to process Required Distributions as required by applicable law. We reserve the right to amend this endorsement or our Required Distribution rules, at any time and in any respect, to the extent necessary to comply with applicable laws, rules, and regulations.
Note: Required distributions for inherited nonqualified annuities are not the same as IRS Required Minimum Distributions that are required for certain IRAs and retirement plans. Amounts distributed for inherited nonqualified annuities cannot be used to meet the RMD requirement for any IRA or retirement plan you may own.
Please see “Surrenders” in your prospectus for more information about surrenders.
Requesting a Withdrawal
You can request to surrender all or part of your contract value by sending us a written request or calling us. If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.

14 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred contract
value
•Only 6-month and 12-month options
are available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Income Guide (no longer available for new enrollments effective July 1, 2026)	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•Contract owners must be at least
age 50 and no older than age 85
•Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•Not available if you are making
substantially equal withdrawals
•Not available if you have more than
one systematic withdrawal program
in place
•Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•Your contract cannot have any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes on all or a portion of the amounts surrendered
Standard Death Benefit (available for contract owners age 80 and younger)	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	N/A	N/A
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit.

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 15

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit (available for contract owners age 81 and older)	Provides a guaranteed death benefit equal to the Contract Value	N/A	N/A	•Annuitizing the Contract terminates the benefit.
Optional Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	0.35% of average daily variable account value	0.35%
•Available if any owner is age 81 and
older
•Must be elected at contract issue
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily variable account value	0.25%
•Available to owners age 79 and
younger
•Must be elected at contract issue
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•Annuitizing the Contract terminates
the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily variable account value	0.10%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

16 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) AllianceBernstein L.P.	0.85%[1]	10.20%	11.15%	10.30%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein L.P.	1.20%[1]	6.02%	3.02%	9.80%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks long-term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund (Class III) BlackRock Advisors, LLC	0.80%[1]	10.87%	6.77%	10.85%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III)[2] BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, subadvisers.	1.01%[1]	19.42%	5.51%	7.33%
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, subadviser.	0.91%	15.67%	11.65%	13.27%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 17

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class F) Calvert Research and Management	0.90%	11.68%	8.43%	9.51%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund Columbia Management Investment Advisers, LLC	0.86%[1]	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund Columbia Management Investment Advisers, LLC	1.01%[1]	12.76%	(1.00%)	4.31%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96%[1]	13.75%	8.45%	9.48%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[1]	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[1]	17.35%	13.89%	14.03%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Cornerstone Equity Fund (Class 2) (previously Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.92%	13.96%	13.30%	-
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90%[1]	15.56%	11.60%	10.15%

18 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[1]	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59%[1]	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[1]	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[1]	8.43%	3.60%	5.17%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) Columbia Management Investment Advisers, LLC	0.50%[1]	17.25%	13.84%	14.21%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[1]	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 19

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[1]	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[1]	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[1]	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66%[1]	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[1]	6.30%	8.66%	7.97%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2) Columbia Management Investment Advisers, LLC	1.18%[1]	34.37%	18.42%	22.70%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Discovery Fund (Class 2) (previously Columbia Variable Portfolio - Small Cap Value Fund (Class 2)) Columbia Management Investment Advisers, LLC	1.16%[1]	14.66%	12.19%	11.20%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[1]	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%

20 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[1]	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) (previously CTIVP® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Total Return Bond Fund (Class 2) (previously CTIVP® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86%[1]	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08%[1]	10.12%	6.89%	11.90%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 21

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio (Class F) Calvert Research and Management	0.68%[1]	30.64%	8.31%	7.63%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio (Class F) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.74%[1]	20.10%	14.45%	18.79%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000® Small Cap Index Portfolio (Class F) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.60%[1]	12.23%	5.62%	9.08%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B)[2] DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund (Initial Class) Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.12%	40.79%	5.62%	10.66%

22 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	10.34%	23.86%	7.69%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.72%	21.21%	15.83%	13.56%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	21.73%	11.04%	19.64%
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.02%	18.36%	5.99%	9.53%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.62%	6.93%	(0.21%)	2.45%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 23

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund (Class 4) Franklin Advisers, Inc.	0.82%	12.43%	7.54%	7.19%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund (Class 4) Franklin Mutual Advisers, LLC	1.26%	23.25%	11.88%	8.41%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 4) Franklin Mutual Advisers, LLC	1.01%[1]	7.49%	8.75%	9.71%
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund (Service Shares) Goldman Sachs Asset Management, L.P.	1.07%[1]	15.82%	10.19%	10.57%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)[3] Invesco Advisers, Inc.	1.13%[1]	8.69%	2.27%	4.91%

24 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund (Series II Shares) Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund (Series II Shares) Invesco Advisers, Inc.	0.87%[1]	6.96%	(0.36%)	2.73%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund (Series II Shares) Invesco Advisers, Inc.	1.21%	20.16%	10.02%	15.49%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82%[1]	7.22%	(0.47%)	2.07%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio (Service Shares) Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) Lazard Asset Management, LLC	1.38%[1]	41.77%	10.76%	9.35%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)[3] Lazard Asset Management, LLC	1.05%[1]	15.72%	5.19%	5.93%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 25

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC) Lord, Abbett & Co LLC	0.98%	8.33%	2.10%	4.72%
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC) Lord, Abbett & Co LLC	0.72%[1]	5.90%	2.25%	2.62%
Seeks capital growth.	LVIP American Century International Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.10%[1]	15.81%	1.71%	6.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.01%[1]	8.83%	8.72%	8.96%
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP American Century Value Fund (Service Class) Lincoln Investment Advisors Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86%[1]	15.85%	11.47%	10.07%
Seeks total return.	MFS® Global Real Estate Portfolio (Service Class) Massachusetts Financial Services Company	1.15%[1]	3.30%	1.08%	4.76%
Seeks capital appreciation.	MFS® International Growth Portfolio (Service Class) Massachusetts Financial Services Company	1.13%[1]	20.81%	6.80%	9.60%
Seeks capital appreciation.	MFS® Research International Portfolio (Service Class) Massachusetts Financial Services Company	1.15%[1]	21.75%	5.25%	7.27%
Seeks total return.	MFS® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03%[1]	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05%[1]	12.44%	(5.46%)	14.04%

26 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77%[1]	16.66%	7.07%	7.84%
Seeks high current income.	Nomura VIP Fund for Income Series (Service Class) (previously Macquarie VIP Fund for Income Series (Service Class)) Delaware Management Company, adviser; Nomura Corporate Research and Asset Management Inc., subadviser.	1.05%[1]	8.80%	-	-
Seeks long-term capital growth.	Nomura VIP International Core Equity Series (Service Class) (previously Macquarie VIP International Core Equity Series (Service Class)) Delaware Management Company	1.11%[1]	24.24%	7.83%	6.62%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class)[2] Pacific Investment Management Company LLC (PIMCO)	2.23%[1]	14.19%	5.49%	6.67%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%
Seeks capital appreciation.	Putnam VT Global Health Care Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.	1.00%	15.05%	7.71%	8.36%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.	1.06%	34.68%	12.49%	8.86%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 27

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.79%	20.35%	15.38%	13.30%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund (Class IB Shares) Putnam Investment Management, LLC, advisor; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	1.05%[1]	2.66%	1.19%	9.60%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.88%	10.69%	10.34%	14.69%
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[1]	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.89%[1]	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.02%[1]	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%

28 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%[1]	13.14%	13.04%	12.63%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 29

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08%[1]	17.50%	1.36%	5.01%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[1]	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.	1.10%[1]	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[1]	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
1
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
2
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
3
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”

30 RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.

Name	Term	Contract Issue Year	Guaranteed Minimum Interest Rate
Special DCA Fixed Account	6 Months	2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Special DCA Fixed Account	1 Year	2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

RiverSource  RAVA 5 Access Variable Annuity New York — Summary Prospectus 31

The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
ISP9105_12_E01_(05/26)
Reports and other information about RiverSource of New York Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000219635
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